COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual)	1 Months Ended		9 Months Ended
	May 31, 2007 USD ($) sqft	May 31, 2007 ILS sqft	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013 Subsequent Event [Member] USD ($)	Sep. 30, 2013 Royalty Agreement Terms [Member] USD ($)	Dec. 31, 2012 Royalty Agreement Terms [Member] USD ($)	Sep. 30, 2013 Lease Agreements [Member] USD ($)
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals			$ 1,068,000
Operating Leases, Rent Expense			4,322,000	3,914,000
Approximate Amount of Lien by Lessor										5,000,000
Purchase Obligation			373,000
Contractual Obligation								33,713,000	29,413,000
Accumulated Royalties			2,094,000			1,810,000
Area of Real Estate Property	145,000	145,000
Capital Lease Term	11 years	11 years
Rent and Management Fees	3,800,000	14,000,000
Letter Of Demand					1,000,000
Claim relating to Termination Of Employment							$ 600,000